Debt Securities Available for Sale - Weighted average yield and contractual maturities of debt securities AFS - Parenthetical (Details) - Debt securities available-for-sale - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Pledged Financial Instruments, Not Separately Reported, Securities	$ 12.2	$ 8.9
Pledged Financial Instruments, Not Separately Reported, Securities for Other Debt Facilities	$ 10.9	$ 7.9